Other income and (expenses) (Tables)	12 Months Ended
Dec. 31, 2019
Profit (loss) [abstract]
Summary of Other Operating Income (Expense)
(a)	This caption is comprised of the following:

	2019	2018	2017
	S/(000)	S/(000)	S/(000)
Other income
Income from investments in associates	15,647	17,454	18,475
Other technical income from insurance operations	13,362	10,908	9,273
Gain from sale of written-off-loans (b)	11,311	13,615	16,956
Services rendered to third parties	3,859	2,779	5,160
Income from ATM rentals	3,789	4,606	4,562
Insurance recovery	—	940	1,122
Other income	22,692	18,741	31,891

Total other income	70,660	69,043	87,439

Other expenses
Sundry technical insurance expenses	(42,016)	(40,593)	(16,753)
Commissions from insurance activities	(35,266)	(38,650)	(50,971)
Donations	(5,352)	(5,068)	(6,696)
Provision for sundry risk	(3,872)	(3,504)	(9,748)
Expenses related to rental income	(3,456)	(3,901)	(659)
Provision for accounts receivable	(3,303)	(2,134)	(8,699)
Goodwill write-off, Note 9(b)	(2,233)	—	—
Administrative and tax penalties	(932)	(2,963)	(2,185)
Provision for assets seized	(355)	(9,754)	—
Other expenses	(34,378)	(35,048)	(24,615)

Total other expenses	(131,163)	(141,615)	(120,326)